Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Business Combination

Note 2 - Business Combination

EAF

On February 1, 2017, the Company entered into a securities exchange agreement (the “EAF Exchange Agreement”) with Environmental Alternative Fuels, LLC, a Delaware limited liability company (“EAF”), EVO CNG, LLC, a Delaware limited liability company and a wholly owned subsidiary of EAF, pursuant to which the Company acquired all of the membership interests in EAF (the “EAF Interests”) from the EAF Members. EAF, together with EVO CNG, LLC, is a compressed natural gas fueling station company with six fueling stations in California, Texas, Arizona and Wisconsin. The EAF Exchange Agreement further aligns the Company’s business model to acquire existing CNG stations.

As consideration for the EAF Interests, the Company issued a promissory note to an EAF member in the principal amount of $3.8 million (the “Senior Promissory Note”) that bears interest at 7.5%, with a default interest rate of 12.5% per year and has a maturity date of the earlier of (a) the date that is ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million (a “Private Offering”); (b) December 31, 2017 or a (c) declaration by the noteholder of an event of default under the Senior Promissory Note. During April 2018 the promissory note’s maturity date was extended through July 2019.

Also, as consideration for the EAF Interests, the Company issued convertible promissory notes to the EAF Members in the aggregate principal amount of $9.5 million (the “Convertible Notes”). The Convertible Notes bear interest at 1.5% per year and have a maturity date of February 1, 2026.

In connection with the closing of the EAF Exchange Agreement, the Company issued a promissory note to a former EAF Member for $4,000,000 with interest at 7.5%, and maturity during February 2020. The note is guaranteed by substantially all the assets of EAF and guaranteed by EVO Inc.

In connection with the closing of the EAF Exchange Agreement, the Company issued promissory notes to the EAF Members in the aggregate principal amount of $250,000 that bear interest at 6% per annum. During April 2018 the notes were paid in full.

Thunder Ridge

On June 1, 2018, pursuant to the Thunder Ridge Purchase Agreement, The Company acquired all of the issued and outstanding shares of Thunder Ridge for total consideration of $2,826,827 as outlined below. Thunder Ridge is based in Springfield, Missouri and is engaged in the business of fulfilling USPS contracts for freight trucking services and includes operations in Missouri, Kansas, Iowa, Tennessee, New York, Pennsylvania, Maryland and Texas. With the acquisition, Thunder Ridge became a wholly-owned subsidiary of EVO, Inc.

The Company expects the acquisition to increase the Company’s scale and improve margins due to combined revenues and operations, which will produce operational synergies with the CNG stations and the freight trucking services, which is the basis for the acquisition and comprises the resulting recording of goodwill. In addition, acquired intangible assets include customer relationships, the trademark and the non-compete agreement. While the Company expects its financial condition to improve after the acquisition, Thunder Ridge has a history of operating losses as well, and the Company has incurred additional debt for this transaction.

As consideration for the Thunder Ridge shares, the Company issued a promissory note dated June 1, 2018 in the principal amount of $2,500,000 to Peck (the “TR Note”). The TR Note bears interest at 6% per year with a default interest rate of 9% per year and has a maturity date of the earlier of (a) the date the Company raises $40,000,000 in public or private offerings of debt or equity; (b) December 31, 2018 and (c) termination of Peck’s employment with the Company by the Company without cause or by Peck for good reason. The TR Note is secured by all of the assets of Thunder Ridge pursuant to a security agreement dated June 1, 2018 between the Company, Thunder Ridge, and Peck and is also secured by the Thunder Ridge Shares (“TR Shares”).

The Company also agreed to repay the $450,000 lines-of credit on behalf of Thunder Ridge to a bank, Thunder Ridge’s lender, within ten business days following such time as the Company raises at least $40,000,000 in a public or private debt or equity offering. In addition, approximately $2.8 million of Thunder Ridge’s working capital deficit remained outstanding following completion of the transactions contemplated by the Purchase Agreement. The lines-of-credit had a balance of $421,739 on June 1, 2018.

If the Company fails to repay the amounts outstanding under the TR Note or the $450,000 on or before December 31, 2018, Peck has the right to require the Company to return the TR Shares and effectively rescind the sale of the TR Shares to the Company.

As additional consideration for the TR Shares and pursuant to a subscription agreement with Peck, on June 1, 2018, the Company issued to Peck (a) 500,000 shares of common stock, par value $0.0001 per share (“Common Stock”) and (b) the following warrants: (i) a warrant to purchase 333,333 shares of common stock at an exercise price of $3.00 per share (the “$3.00 Warrant”), (ii) a warrant to purchase 333,333 shares of common stock at an exercise price of $5.00 per share (the “$5.00 Warrant”), and (iii) a warrant to purchase 333,333 shares of common stock at an exercise price of $7.00 per share (the “$7.00 Warrant,” and together with the $3.00 Warrant and $5.00 Warrant, the “Warrants”). The Warrants are exercisable as follows: (a) for the $3.00 Warrant, for five years from the first anniversary of the date of issuance, (b) for the $5.00 Warrant, for five years from the second anniversary of the date of issuance, and (c) for the $7.00 Warrant, for five years from the third anniversary of the date of issuance. The common stock issued was valued at $700,000.

The Company is evaluating whether the goodwill and other intangibles will be deductible for income tax purposes.

The Company has not provided the allocation of intangible assets as required under ASC 805-10-50-2 because the accounting for this business combination was incomplete at the time the financial statements were issued.

The following unaudited table summarizes the preliminary fair value allocation of the assets acquired and liabilities assumed at the acquisition date.

Cash	(229,736)
Accounts receivable, net	2,061,514
Accounts receivable other	68,074
Prepaids	81,969
Goodwill	6,002,275
Deposits	205,113
Property and equipment	218,132
Lines-of-credit	(421,739)
Accounts payable	(797,578)
Other accrued liabilities	(1,573,579)
Factored accounts receivable	(1,230,679)
Fuel advance	(996,750)
Long-term debt	(187,016)
Promissory note – stockholder	(2,500,000)
Common stock	(700,000)

The following unaudited pro forma summary presents condensed consolidated information of the Company as if the business combination had occurred on January 1, 2017. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved had the acquisition been consummated as of that time or that may result in the future.

	Three months ended		Nine months ended
	September		September
	2018	2017	2018	2017
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Revenue
As reported	$8,649,904	$622,073	$11,323,856	$1,692,787
Proforma	$8,649,904	$8,857,370	$21,645,575	$14,008,982

Net loss
As reported	$(2,912,965)	$(1,231,260)	$(5,458,785)	$(2,584,782)
Proforma	$(2,912,965)	$(1,916,429)	$(6,511,020)	$(3,556,105)

Basic loss per share
As reported	$(2.28)	$(2.93)	$(5.23)	$(6.14)
Proforma	$(2.28)	$(4.55)	$(5.91)	$(8.45)

Note 2 - Acquisition

EAF

On February 1, 2017, the Company entered into a securities exchange agreement (the “EAF Exchange Agreement”) with Environmental Alternative Fuels, LLC, a Delaware limited liability company (“EAF”), EVO CNG, LLC, a Delaware limited liability company and a wholly owned subsidiary of EAF (“EVO”), pursuant to which the Company acquired all of the membership interests in EAF (the “EAF Interests”) from the EAF Members. EAF, together with EVO, is a compressed natural gas fueling station company with six fueling stations in California, Texas, Arizona and Wisconsin. The EAF Exchange Agreement further aligns the Company's business model to acquire existing CNG stations.

The following table summarizes the fair value allocation of the assets acquired and liabilities assumed at the acquisition date.

Prepaid assets	$32,118
Goodwill	3,993,730
Customer list	220,000
Trade mark	86,000
Favorable lease	307,000
Property and equipment	8,154,667
Deposits and other long-term assets	152,117
Derivative liability	(82,632)
Promissory notes – related party	(8,050,000)
Convertible promissory note - related party	(9,500,000)
Debt discount	4,687,000

The Company has evaluated, and expects the goodwill and other intangibles will most likely be deductible for income tax purposes.

The Company engaged a third party valuation specialist to determine the fair value of the land, buildings, and equipment, and the EAF intangible assets. The Company incurred a total of approximately $250,000 in transaction closing costs, which were expensed as incurred as general and administrative expenses in the consolidated statement of operations, for the year ended December 31, 2016.

The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2016. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved had the acquisition been consummated as of that time or that may result in the future.

	Year ended December 31,
	2017	2016
	(unaudited)	(unaudited)
Revenues:
As reported	$2,096,903	$482,895
Proforma (uaudited)	$2,283,906	$3,128,509

Net loss:
As reported	$(9,160,893)	$(2,933,543)
Proforma (unaudited)	$(9,168,596)	$(3,348,579)

Basic and diluted net loss per share:
As reported	$(23.09)	$(9.25)
Proforma (unaudited)	$(23.11)	$(10.56)

As consideration for the EAF Interests, the Company issued a promissory note to an EAF member in the principal amount of $3.8 million (the “Senior Promissory Note”) that bears interest at 7.5%, with a default interest rate of 12.5% per year and has a maturity date of the earlier of (a) the date that is ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million (a “Private Offering”); (b) December 31, 2017 or a (c) declaration by the noteholder of an event of default under the Senior Promissory Note. Subsequent to year end the promissory note's maturity was extended until July 2019.

Also, as consideration for the EAF Interests, the Company convertible promissory notes to the EAF Members in the aggregate principal amount of $9.5 million (the “Convertible Notes”). The Convertible Notes bear interest at 1.5% per year and have a maturity date of February 1, 2026. The Convertible Notes are convertible into 1,400,000 shares (the “Transaction Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to adjustment for any stock splits, combinations or similar transactions, representing approximately 81.1% of the Company’s total outstanding shares of Common Stock on a post transaction basis. Accordingly, the conversion of the Convertible Notes will result in a change in control of the Company. The number of Transaction Shares will be increased to equal 70% of the issued and outstanding Common Stock if the issuance of Common Stock pursuant to a private offering of Common Stock of up to $2 million and the conversion of the Company’s subordinated notes payable to members and Senior Bridge Notes, convertible promissory notes, and certain accounts payable into Common Stock would otherwise cause the Transaction Shares to represent less than 70% of the issued and outstanding Common Stock. Pursuant to the terms of the Exchange Agreement, the EAF Members are entitled to demand registration rights and piggyback registration rights with respect to the Transaction Shares upon customary terms, limitations, exceptions and conditions. The Convertible Notes are secured by all of the assets of EAF and the EAF Interests, which the Company pledged to the EAF Members as security for the Convertible Notes.

Each Convertible Note is convertible at the applicable holder’s option upon (1) consummation of a reorganization, merger or similar transaction where the Company is not the surviving or resulting entity or (2) the sale of all or substantially all of the Company’s assets, subject to customary restrictions. The Convertible Notes are also subject to mandatory conversion at the Company’s option beginning on the first anniversary of the date of issuance of the Convertible Notes if: (i) the closing price of the Common Stock is greater than (A) 150% of the price at which a share of Common Stock is sold in a Private Offering or (B) $10.00 if a Private Offering has not occurred by December 31, 2017 and (ii) the average daily trading volume of shares of Common Stock has equaled 100,000 or more for the 30 days prior to the applicable date. Upon a conversion of the Convertible Notes, accrued interest may also be converted at the greater of (i) the amount of interest to be converted divided by the exchange ratio of 0.1357, subject to adjustment for stock splits or combinations, or (ii) the amount of interest to be converted divided by the closing price of the Common Stock on the trading day preceding the conversion date.

In connection with the closing of the Exchange Agreement, on February 1, 2017, the Company issued promissory notes to the EAF Members in the aggregate principal amount of $250,000 that bear interest at 6% per annum with a default rate of 11% per annum and a maturity date of the earlier of (a) the closing of a Private Offering; (b) 180 days from the date of the notes and (c) declaration by a holder of an event of default under the holder’s note (the “Working Capital Notes”). Subsequent to year end the notes were paid in full.

In connection with the closing of the EAF Exchange Agreement, on February 1, 2017, the Company guaranteed a note from EAF to an EAF member dated January 30, 2017 in the principal amount of $4,000,000 (the “EAF Note”). The EAF Note is secured by all assets of EAF and is guaranteed by EAF. The EAF Note bears interest at 7.5% per annum with a default rate of 12.5% per annum and has a maturity date of the earlier of (a) February 1, 2020 and (b) declaration by the noteholder of an event of default under the EAF Note.

El Toro

On January 1, 2016, certain accredited investors contributed their current membership interests, as well as mezzanine debt and other liabilities totaling approximately $973,000 owed to Titan El Toro, LLC in exchange for Junior Bridge Notes in the amount of $973,000 and 64,387 Class A Membership Units in Titan CNG, LLC. In addition, members of El Toro agreed to contribute their membership interest in exchange for 10,892 Class A Membership Units in the Company. The Company acquired the remaining 80% of El Toro to further its business relationship in alignment with the Company’s business model to acquire existing CNG stations.

As required by ASC 805, Accounting for Business Combinations, when a company has a pre-existing ownership in another company and an acquisition is completed where control is obtained of the acquired company, the buyer must first measure the acquisition-date fair value of its previously held equity interest in the acquired company and recognize either (1) a gain for the excess of the fair value of the previously held interest over its carrying value or (2) a loss for the excess of carrying value over fair value. As a result of this acquisition, the Company recorded a $28,090 gain for the excess fair value over its carrying cost of El Toro. Management determined that the asset approach was the most appropriate methodology to determine the estimated fair value at the date of acquisition. As a result of the recentness of the procurement of El Toro’s assets and debt, management has determined that the estimated fair value is not materially different than the historical carrying values. The fair value of El Toro was as follows:

January 1, 2016
Prepaid rent	$34,287
Property and equipment	1,271,617
Deposits	38,669
Total assets acquired	1,344,573

Checks written in excess of bank balance	3,434
Accounts payable	68,145
Accounts payable - related party	55,249
Deferred rent	24,147
Accrued expenses	1,566
Accrued interest - related party	122,582
Subordinated notes payable to members	700,826
Long-term debt	1,300,000
Net liabilities acquired	$(931,376)